Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000256497 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A(with sales charge)
Account Value	[1]	$ 30,311.82	$ 30,311.82	$ 30,311.82	$ 30,336.07	$ 22,259.23	$ 23,791.98	$ 21,492.25	$ 13,816.66	$ 14,122.76	$ 12,509.02	$ 10,957.61	$ 9,803.05	$ 9,425
Average Annual Return, Percent	[1]	(5.83%)	15.64%	11.73%
C000256497 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A(without sales charge)
Average Annual Return, Percent	[1]	(0.08%)	17.01%	12.39%
C000256499 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C(with contingent deferred sales charge)
Account Value	[2]	$ 30,006.5	$ 30,006.5	$ 30,006.5	30,253.62	22,364.29	24,072.46	21,901.8	14,180.54	14,582.86	13,006.87	11,463.62	10,329.1	9,999.99
Average Annual Return, Percent	[2]	(1.75%)	16.17%	11.61%
C000256499 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C(without contingent deferred sales charge)
Average Annual Return, Percent	[2]	(0.82%)	16.17%	11.61%
C000256495 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value	[3]	$ 31,061.92	$ 31,061.92	$ 31,061.92	31,213.94	22,989.95	24,667.91	22,380.23	14,438.99	14,802.23	13,149.13	11,552.59	10,369.8	10,000.01
Average Annual Return, Percent	[3]	(0.49%)	16.56%	12.00%
C000256496 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value	[4]	$ 16,717,800.27	$ 16,717,800.27	$ 16,717,800.27	16,672,558.71	12,190,599.71	12,987,394.62	11,692,091.38	7,488,116.94	7,620,142.09	6,720,588.7	5,860,264.72	5,221,291.66	5,000,000.01
Average Annual Return, Percent	[4]	0.27%	17.43%	12.83%
C000256498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value	[5]	$ 16,537,809.45	$ 16,537,809.45	$ 16,537,809.45	16,512,598.13	12,089,343.9	12,888,298.86	11,614,723.4	7,445,896.22	7,585,673.29	6,696,463.42	5,846,429.62	5,214,759.23	5,000,000.01
Average Annual Return, Percent	[5]	0.15%	17.30%	12.71%
C000256539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 12,755.48	$ 12,755.48	$ 12,755.48	12,045.38	11,203.67	10,928.89	10,911.79	10,253.45	10,684.76	10,452.64	10,275.08	10,041.1	10,000
Average Annual Return, Percent		5.85%	4.46%	2.46%
C000256540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 12,378.94	$ 12,378.94	$ 12,378.94	11,727.85	10,943.41	10,698.78	10,716.76	10,112.16	10,549.88	10,344.13	10,212.06	10,011.25	10,000
Average Annual Return, Percent		5.51%	4.13%	2.16%
C000256541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 6,534,755.79	$ 6,534,755.79	$ 6,534,755.79	6,157,126.1	5,713,686.2	5,560,617.68	5,539,060.52	5,194,115.32	5,388,975.62	5,255,368.85	5,160,090.77	5,031,878.87	5,000,000.01
Average Annual Return, Percent		6.09%	4.70%	2.71%
C000256538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 6,476,291.83	$ 6,476,291.83	$ 6,476,291.83	6,106,704.24	5,671,436.77	5,523,657.87	5,506,861.34	5,168,023.2	5,371,380.55	5,241,700.43	5,150,599.36	5,027,213.62	5,000,000.01
Average Annual Return, Percent		6.00%	4.62%	2.62%
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value		$ 32,481.79544	$ 32,481.79544	$ 32,481.79544	30,005.80999	23,102.50839	25,037.52006	21,650.17921	13,847.10513	14,885.82795	13,594.80136	11,926.1199	10,178.27958	10,000
Average Annual Return, Percent		8.25%	18.59%	12.50%
Bloomberg U S Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Total Return Index
Account Value		$ 11,563.91068	$ 11,563.91068	$ 11,563.91068	11,025.88989	10,841.80503	11,386.45185	11,879.70838	11,795.92502	10,828.53229	10,364.13545	10,240.96704	10,196.05372	10,000
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
ICE Bank of America BofA U S 3 Month Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index
Account Value		$ 12,035.66119	$ 12,035.66119	$ 12,035.66119	11,465.54705	10,894.50517	10,628.3263	10,621.61203	10,609.18636	10,375.2268	10,159.5209	10,048.03469	10,012.29349	10,000
Average Annual Return, Percent		4.97%	2.56%	1.87%
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Total Return Index
Account Value		$ 40,883.26632	$ 40,883.26632	$ 40,883.26632	$ 37,938.08085	$ 27,294.2753	$ 30,633.80774	$ 26,643.38579	$ 16,371.3855	$ 16,223.53196	$ 14,389.17315	$ 11,867.03131	$ 10,251.69478	$ 10,000
Average Annual Return, Percent		7.76%	20.09%	15.12%

[1]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class A shares of Victory Pioneer Fundamental Growth Fund is the performance of Class A shares of the Predecessor Fund, and has been restated to reflect differences in any applicable sales charges, but not differences in expenses.
[2]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class C shares of Victory Pioneer Fundamental Growth Fund is the performance of Class C shares of the Predecessor Fund, and has been restated to reflect differences in any applicable sales charges, but not differences in expenses.
[3]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class R shares of Victory Pioneer Fundamental Growth Fund is the performance of Class R shares of the Predecessor Fund, and has not been restated to reflect differences in expenses.
[4]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class R6 shares of Victory Pioneer Fundamental Growth Fund is the performance of Class K shares of the Predecessor Fund, and has not been restated to reflect differences in expenses.
[5]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class Y shares of Victory Pioneer Fundamental Growth Fund is the performance of Class Y shares of the Predecessor Fund, and has not been restated to reflect differences in expenses.